Financial risk management - Changes in loss allowance (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk management
Beginning balance	€ 6,880
Adoption of IFRS 9		€ 54
Ending balance	4,856
Accumulated impairment
Risk management
Beginning balance	192
Ending balance	€ 195
Credit risk
Risk management
Credit loss estimation period	12 months
Credit risk | Accumulated impairment
Risk management
Beginning balance	€ 192
Ending balance	195
Credit risk | Accumulated impairment | Customer and vendor finance related loan receivables
Risk management
Balance restated		9
(Decrease)/increase during the year	(2)
Ending balance	€ 7
Credit risk | IFRS 9 | Accumulated impairment | Customer and vendor finance related loan receivables
Risk management
Adoption of IFRS 9		€ 9